Subsequent Events (Details)				12 Months Ended
	Jan. 24, 2025 USD ($) $ / shares shares	Dec. 30, 2024 USD ($) $ / shares shares	Nov. 21, 2024 USD ($) m²	Oct. 31, 2024 $ / shares	Jan. 11, 2025 USD ($)	Dec. 15, 2024 m²
Subsequent Events [Line Items]
Lease term of contract				Sep. 30, 2027
Price per square meter (in Dollars per share) | $ / shares				$ 5
Percentage of value added tax				5.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Area square meter (in Square Meters) | m²			53.64			290
Shares issued and sold (in Shares) | shares	174,403	1,200,000
Per share (in Dollars per share) | $ / shares	$ 4	$ 4
Public offering	$ 700,000	$ 4,800,000
Borrowed amount					$ 3,000,000
Subsequent Event [Member] | First Year [Member]
Subsequent Events [Line Items]
Total rent			$ 11,264
Subsequent Event [Member] | Second Year [Member]
Subsequent Events [Line Items]
Total rent			11,264
Subsequent Event [Member] | Third Year [Member]
Subsequent Events [Line Items]
Total rent			$ 9,668
Initial Public Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued and sold (in Shares) | shares		1,200,000
Public offering		$ 3,890,000
Over-Allotment Arrangement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Public offering	$ 310,000